DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2021
DERIVATIVE LIABILITIES
DERIVATIVE LIABILITIES

13.DERIVATIVE LIABILITIES

During the years ended December 31, 2021 and 2020, the Company issued convertible debt to third parties and related parties, see “Note 16 – Notes Payable” and “Note 17 – Notes Payable – Related Parties”, respectively. Upon the analysis of the conversion feature of the convertible debt under ASC 815 “Derivatives and Hedging” (“ASC 815”), the Company determined that the conversion features are to be accounted as derivative liabilities. The Company valued the conversion feature using the Binomial Lattice Model using the following Level 3 inputs:

	2021*	2020

Weighted-Average Risk Free Annual Rate	0.25%	0.82%
Weighted-Average Average Probability at Maturity	0.00%	0.31%
Weighted-Average Average Probability Before Maturity	100.00%	59.00%
Weighted-Average Average Probability at Change of Control	0.00%	33.00%
Weighted-Average Expected Annual Dividend Yield	0.0%	9.0%
Weighted-Average Expected Stock Price Volatility	0.0%	70.9%
Weighted-Average Expected Life in Years	—	2.28
* Represents inputs immediately prior to the conversion on June 29, 2021

13.DERIVATIVE LIABILITIES (Continued)

A reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of derivative liabilities for the years ended December 31, 2021 and 2020 is as follows:

	2021	2020
Balance at Beginning of Year	$7,365,000	$—

Derivative Liability Incurred Upon Issuance of Convertible Debt	182,000	7,113,337
Change in Fair Value	(825,000)	251,663
Reclassed to Equity Upon Conversion of Debt	(6,722,000)	—
Balance at End of Year	$—	$7,365,000

Derivative liabilities are included in current liabilities as the holders of the convertible notes can convert at any time.

During the year ended December 31, 2021, the Company converted all its convertible debt with derivative conversion features to Preferred Shares. As a result, the Company recorded adjustments to the fair value of the derivative through the date of conversion. The remaining derivative balance was reclassed to shareholders’ equity upon conversion of the related convertible debt. See “Note 16 – Notes Payable” and “Note 17 – Notes Payable – Related Parties” for further information. It is management’s view that conversions of debt with bifurcated conversion features that are deemed derivatives should be accounted under the conversion accounting model. As a result of the conversion of debt and relief of the derivative conversion feature, the Company recognized no loss on extinguishment of debt or additional amortization of debt discount as the conversion of the debt was executed under the original terms of the agreement as required under ASC 470 “Debt”.